Leases Receivable (Tables)	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of future minimum receipts on lease receivables
Twelve Months	Minimum
Ended June 30,	Receipts
2013	$974,976
2014	960,821
2015	705,892
2016	419,288
2017	95,622
$3,156,599